Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of Plan

1. Description of Plan

The following description of the 401(k) Plan as Adopted by Avidia Bank (“the Plan”) (formerly the SBERA 401(k) Plan as Adopted by Avidia Bank) provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan's provisions.

General

The Plan is a defined contribution plan covering all eligible employees of Avidia Bank and subsidiaries (the “Bank” or the “Plan Sponsor”), who have attained age 18 and have completed one month of service. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).

Principal Life Insurance Company and Delaware Charter Guarantee and Trust Company d/b/a Principal Trust Company are the Custodians and Trustees of the Plan. Prior to April 14, 2025, the Plan was part of the Savings Banks Employees Retirement Association ("SBERA") Common Collective Trust ("the Trust"). Effective April 1, 2025, the Plan Sponsor changed the name of the Plan from the SBERA 401(k) Plan as Adopted by Avidia Bank to the 401(k) Plan as Adopted by Avidia Bank and, on April 14, 2025, the Plan transferred the assets and related participant account balances from the Trust to the Custodians and Trustees.

All assets acquired under this Plan as a result of participant and Bank contributions, income and other additions will be administered, distributed, forfeited, and otherwise governed by the provisions of this Plan. The Plan assets are currently invested in various investment options offered through Principal Financial Group and its member companies (“Principal”).

Contributions

Participants may contribute to the Plan a percentage of their annual compensation on a pre-tax or after-tax Roth basis as defined in the Plan, up to 75% of eligible compensation, subject to the Internal Revenue Code (IRC) limitations. Participants who have attained age 50 before the end of the Plan year are also eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified plans or defined contribution plans (rollovers). Participants direct the investment of their contributions into various investment options offered by the Plan. The Bank makes a safe harbor matching contribution equal to 100% of eligible participant deferrals, up to 5% of each participant’s eligible compensation contributed to the Plan.

Participant Accounts

Each participant’s account is credited with the participant’s contributions and Bank matching contributions and Plan earnings. Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. Allocations are based on participant earnings, account balances, or specific participant transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Participants are 100% vested in all contributions plus actual earnings thereon.

401(k) PLAN AS ADOPTED BY AVIDIA BANK

Notes to Financial Statements (continued)

December 31, 2025 and 2024

1. Description of Plan (continued)

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Notes are required to be repaid within 5 years unless the note is to be used for the purchase of a primary residence and such loan term shall be a period consistent with commercial home loan practices. Participants may have up to two loans outstanding at any time. The notes are secured by the balance in the participant’s account and bear interest at a rate based on the rates available for similar loans from commercial lending institutions. The loan administrator periodically examines the rates such lenders are using. Once a loan is granted, the interest rate on that loan will not change. Principal and interest is paid ratably through payroll deductions if available.

Payment of Benefits

Upon termination of service due to death, disability, normal retirement, or attaining age 59½, a participant may elect to receive either a lump sum amount equal to the value of the participant’s vested interest in their account, annual installments, or defer distribution until a later date. If the vested portion of a participant’s account balance is $1,000 or less, and the participant does not provide alternative instructions to the Plan Sponsor, this amount is paid as a lump sum distribution as soon as possible following termination, retirement, disability, or to the beneficiary following death. Participants may request a benefit payment in the case of financial hardship, subject to certain limitations as defined by the Plan.

Plan Termination

Although it has not expressed any intent to do so, the Bank has the right under the Plan to discontinue its contributions at any time and to terminate the Plan, subject to the provisions of ERISA. In the event of Plan termination, the net assets of the Plan would be allocated as prescribed by ERISA and its related regulations.